Restricted Cash (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Restricted Cash [Abstract]
Schedule of Restricted cash	Restricted cash is summarized as follows:
	As of December 31,	As of June 30,
	2024	2025
Restricted cash at end of period	$2,192,015	$1,538,462
Total	$2,192,015	$1,538,462

Restricted cash are summarized as follows:

	As of December 31,
	2023	2024
Restricted cash with maturity of less than three months when acquired at end of year	$2,212,529	$2,192,015
Restricted cash with maturity of three months or more when acquired at end of year	718,828	—
Total	$2,931,357	$2,192,015